Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

2025	Cost	Accumulated amortization	Net book Value

Ad tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	1,163,405	198,630
	$3,239,450	$3,040,820	$198,630

2024	Cost	Accumulated amortization	Net book Value

Ad tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	993,151	368,884
	$3,239,450	$2,870,566	$368,884